LOANS RECEIVABLE, Loans Individually Evaluated for Impairment by Class (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-performing loans [Abstract]
Additional interest that would have been recorded	$ 301,000	$ 413,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	5,024,000	7,471,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	2,380,000	609,000
Loans individually evaluated for impairment, recorded investment, total	7,404,000	8,080,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	5,222,000	8,899,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	2,732,000	668,000
Impaired Financing Receivable, Unpaid Principal Balance, Total	7,954,000	9,567,000
Impaired Financing Receivable, Related Allowance	2,226,000	1,547,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	2,226,000	1,547,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	5,641,000	6,662,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	1,040,000	3,858,000
Loans individually evaluated for impairment , average recorded investment	6,681,000	10,520,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, interest income recognized	0	0
Nonperforming [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	8,332,000	8,359,000
Residential mortgages [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	2,994,000	2,265,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	1,135,000	2,137,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	1,184,000	0
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	1,135,000	2,214,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	1,184,000	0
Impaired Financing Receivable, Related Allowance	128,000	218,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	128,000	218,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	1,620,000	2,061,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	241,000	698,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Real estate-commercial [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	774,000	1,098,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	0	546,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	774,000	552,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	0	1,497,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	774,000	552,000
Impaired Financing Receivable, Related Allowance	0	296,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	0	296,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	109,000	697,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	607,000	1,012,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Real estate-residential [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	896,000	51,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	712,000	51,000
Loans individually evaluated for impairment, with no related allowance, recorded investment	184,000	0
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	712,000	51,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	321,000	0
Impaired Financing Receivable, Related Allowance	77,000	4,000
Impaired Financing Receivable, related allowance unrecorded	0	0
Loans individually evaluated for impairment related allowance	77,000	4,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	211,000	298,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment	108,000	216,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0	0
Real estate-multi-family [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	191,000	0
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with no related allowance, recorded investment	191,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	372,000
Impaired Financing Receivable, related allowance unrecorded	0
Loans individually evaluated for impairment related allowance	0	0
Loans individually evaluated for impairment, with no related allowance, average recorded investment	77,000
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0
Construction loans [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	3,177,000	4,794,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment	3,177,000	4,737,000
Loans individually evaluated for impairment, with no related allowance, recorded investment		57,000
Loans individually evaluated for impairment, with related allowance, unpaid principal balance	3,375,000	5,137,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance		116,000
Impaired Financing Receivable, Related Allowance	2,021,000	1,029,000
Impaired Financing Receivable, related allowance unrecorded		0
Loans individually evaluated for impairment related allowance	2,021,000	1,029,000
Loans individually evaluated for impairment, with related allowance, average recorded investment	3,701,000	3,604,000
Loans individually evaluated for impairment, with no related allowance, average recorded investment		1,932,000
Loans individually evaluated for impairment, with related allowance, interest income recognized	0	0
Loans individually evaluated for impairment, with no related allowance, interest income recognized		0
Commercial and industrial loans [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	0	0
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with related allowance, recorded investment		0
Loans individually evaluated for impairment, with related allowance, unpaid principal balance		0
Impaired Financing Receivable, Related Allowance		0
Loans individually evaluated for impairment related allowance	0	0
Loans individually evaluated for impairment, with related allowance, average recorded investment		2,000
Loans individually evaluated for impairment, with related allowance, interest income recognized		0
Home equity and second mortgage [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	300,000	143,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment, with no related allowance, recorded investment	47,000
Loans individually evaluated for impairment, with no related allowance, unpaid principal balance	81,000
Impaired Financing Receivable, related allowance unrecorded	0
Loans individually evaluated for impairment related allowance	0	0
Loans individually evaluated for impairment, with no related allowance, average recorded investment	7,000
Loans individually evaluated for impairment, with no related allowance, interest income recognized	0
Other consumer [Member]
Non-performing loans [Abstract]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	0	8,000
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	0	0
Unallocated [Member]
Loans Individually Evaluated for Impairment by Class [Abstract]
Loans individually evaluated for impairment related allowance	$ 0	$ 0